Critical Accounting Estimates and Judgements - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Changes In Accounting Estimates [Line Items]
Intangible assets	$ 2,777	$ 3,290
Description of justification for using growth rate that exceeds long-term average growth rate	The recoverable amount of the cash-generating unit was based on projected cash flows for 2022—2031 in which an average annual rate of growth between 3% and 45% was assumed and a long-term sustainable growth rate of 3% was applied.
Discount rate applied to cash flow projections	13.00%
Effective tax rate	15.00%
Minimum
Disclosure Of Changes In Accounting Estimates [Line Items]
Growth rate used to extrapolate cash flow projections	3.00%
Maximum
Disclosure Of Changes In Accounting Estimates [Line Items]
Growth rate used to extrapolate cash flow projections	45.00%
Domain Name
Disclosure Of Changes In Accounting Estimates [Line Items]
Intangible assets with indefinite useful life	$ 22,642	20,270
Mobile Apps
Disclosure Of Changes In Accounting Estimates [Line Items]
Intangible assets	$ 1,280	$ 3,273
Intangible asset, estimated useful life	48 months	48 months	48 months